Accrued Liabilities - Related Parties - Schedule of Accrued Liabilities and Expenses (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities and Expenses [Line Items]
Accrued liabilities and expenses	$ 18,750	$ 50,000	$ 100,000
Board of Director fees [Member]
Schedule of Accrued Liabilities and Expenses [Line Items]
Accrued liabilities and expenses	$ 18,750	$ 50,000	$ 100,000